CAPITAL SECURITIES - Reconciliation of cash flows from financing activities from capital securities (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Capital Securities [Roll Forward]
Capital Securities, beginning of period	$ 3,075
Capital securities redeemed net of issued	(13)
Non-cash changes on capital securities
Fair value changes	(23)
Foreign currency translation	0
Other	(6)
Capital Securities, end of period	$ 3,033